Leases - Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease costs	$ 5,444	$ 4,370
Variable lease costs	1,046	976
Short-term lease costs	476	39
Total lease costs	$ 6,966	$ 5,385